Equity Investments - Equity method investments - (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Apr. 02, 2019	Mar. 31, 2019
Tianbo
Schedule Of Equity Method Investments [Line Items]
Equity interests acquired by the Company (in percent)					50.00%	50.00%
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts		¥ 59,800,000		$ 9.2
Total considerations		¥ 60,000,000.0	$ 9.2
Phoenix FM
Schedule Of Equity Method Investments [Line Items]
Ordinary shares held by the Company (in percent)	100.00%
Fenghuang Jingcai
Schedule Of Equity Method Investments [Line Items]
Equity interests acquired by the Company (in percent)		31.54%		31.54%
Investment amounts		¥ 0